PROPERTY, PLANT AND EQUIPMENT - Additional Information (Details) - ARS ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss on property, plant and equipment	$ 927,176,000
Cement masonry cement and lime cash generating unit
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate, cash flow projections		15.45%	15.70%
Concrete cash generating unit
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate, cash flow projections			15.70%
Aggregates cash generating units
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate, cash flow projections		15.45%	15.70%
Rail services cash generating unit
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate, cash flow projections		16.09%	16.44%